Restricted Cash - Schedule of Restricted cash (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 1,538,462	$ 2,192,015	$ 2,931,357
Restricted cash at end of period [Member]
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 1,538,462	$ 2,192,015